ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock-Based Compensation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unrecognized compensation cost related to unvested stock options and restricted stock and restricted stock units
Unrecognized compensation cost	$ 0.7	$ 0.9
Expected weighted-average period of unrecognized cost	1 year 3 months 21 days	1 year 9 months 18 days